Contributed Equity	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Contributed Equity

Note 23 Contributed Equity

Share capital

	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
	Number of shares	Number of shares	Amount (USD)	Amount (USD)
Ordinary shares
Fully paid	840,073,798	567,941,993	$485,478,860	$367,537,075

Ordinary Share Capital

Date	Details	Number of Shares	Issue Price (AUD)	Amount (USD)
January 1, 2024	Balance	488,733,461	$—	$338,425,286
January 19, 2024	Exercise of performance rights	125,200	$—	—
February 15, 2024	Exercise of performance rights	7,130	$—	—

March 14, 2024	Exercise of performance rights	3,841	$—	—
April 18, 2024	Exercise of options	33,334	$0.50	10,727
April 19, 2024	Exercise of performance rights	9,041	$—	—
May 2, 2024	Exercise of performance rights	35,490	$—	—
June 4, 2024	Exercise of performance rights	8,987	$—	—
June 13, 2024	Exercise of performance rights	32,042	$—	—
June 28, 2024	Exercise of performance rights	15,409	$—	—
July 12, 2024	Exercise of performance rights	297,885	$—	—
July 16, 2024	Exercise of options	3,415,759	$—	1,605,677
July 29, 2024	Exercise of performance rights	16,684	$—	—
September 2, 2024	Exercise of performance rights	250,000	$—	—
September 2, 2024	Exercise of share rights	65,405	$—	—
September 4, 2024	Exercise of performance rights	618,129	$—	—
September 19, 2024	Exercise of performance rights	46,005	$—	—
September 24, 2024	Exercise of performance rights	33,193	$—	—
October 2, 2024	Exercise of performance rights	2,479	$—	—
November 1, 2024	Exercise of performance rights	7,321	$—	—
November 12, 2024	Exercise of performance rights	7,522	$—	—
December 2, 2024	Placement shares	74,064,647	$0.60	28,807,889
December 12, 2024	Exercise of performance rights	113,029	$—	—
	Share issue costs	—		(1,312,504)
December 31, 2024	Balance	567,941,993		367,537,075
January 10, 2025	Exercise of options	43,825	$—	19,110
January 13, 2025	Exercise of performance rights	614,050	$—	—
January 16, 2025	Share purchase plan shares	53,887,112	$0.60	20,086,938
January 23, 2025	Exercise of performance rights	137,405	$—	—
January 28, 2025	Placement shares	12,771,392	$0.60	5,000,000
February 4, 2025	Exercise of performance rights	2,179	$—	—
March 3, 2025	Exercise of performance rights	3,070	$—	—
March 3, 2025	Exercise of share rights	632,890	$—	—
March 14, 2025	Exercise of performance rights	6,347	$—	—
March 31, 2025	Exercise of performance rights	15,414	$—	—
May 13, 2025	Exercise of performance rights	29,763	$—	—
June 5, 2025	Exercise of performance rights	36,105	$—	—
June 25, 2025	Exercise of performance rights	10,818	$—	—
June 30, 2025	Exercise of performance rights	66,896	$—	—
July 18, 2025	Exercise of performance rights	246,377	$—	—
July 25, 2025	Interest equity shares	783,867	$—	287,795
July 30, 2025	Exercise of performance rights	48,531	$—	—
August 8, 2025	Conversion of convertible debentures	930,907	$0.45	273,210
August 12, 2025	Conversion of convertible debentures	2,800,013	$0.51	929,347
August 15, 2025	Exercise of performance rights	15,805	$—	—
August 18, 2025	Conversion of convertible debentures	2,690,187	$0.49	849,712
August 22, 2025	Conversion of convertible debentures	3,661,097	$0.50	1,164,187
August 26, 2025	Conversion of convertible debentures	4,530,368	$0.54	1,589,314
August 26, 2025	Exercise of performance rights	18,760	$—	—
August 27, 2025	Exercise of performance rights	648,238
August 28, 2025	Conversion of convertible debentures	12,740,231	$0.56	4,575,344
September 1, 2025	Exercise of performance rights	250,000	$—	—
September 24, 2025	Exercise of performance rights	60,413	$—	—

September 25, 2025	Conversion of convertible debentures	3,552,225	$0.46	1,064,977
September 30, 2025	Conversion of convertible debentures	7,310,610	$0.49	2,368,161
October 1, 2025	Exercise of performance rights	14,749	$—	—
October 7, 2025	Conversion of convertible debentures	9,105,213	$0.59	3,544,755
October 8, 2025	Conversion of convertible debentures	9,114,822	$0.55	3,302,646
October 9, 2025	Conversion of convertible debentures	29,213,548	$0.55	10,561,162
October 10, 2025	Exercise of performance rights	2,478	$—	—
October 13, 2025	Conversion of convertible debentures	68,059,769	$0.77	34,347,487
October 15, 2025	Conversion of convertible debentures	48,044,482	$0.92	28,363,572
November 4, 2025	Exercise of performance rights	5,482	$—	—
November 19, 2025	Exercise of performance rights	7,534	$—	—
December 18, 2025	Exercise of performance rights	18,833	$—	—
	Share issue costs	—		(385,932)
December 31, 2025	Balance	840,073,798		485,478,860

Exercise of Performance Rights

During the year ended December 31, 2025, 1,417,723 ordinary shares were issued to non-KMP employees, and 841,524 were issued to KMP on the exercise of vested performance rights (Chris Burns 544,035; Rashda Buttar 193,360; Darcy MacDougald 104,129).

During the year ended December 31, 2024, 110,686 ordinary shares were issued to non-KMP employees, and 1,518,701 were issued to KMP on the exercise of vested performance rights (Chris Burns 759,931; Nick Liveris 359,422; Rashda Buttar 295,479; Darcy MacDougald 103,869).

Exercise of Options

On January 10, 2025, 150,000 options were exercised at A$0.50 per share using the cashless exercise mechanism, resulting in the issue of 43,825 ordinary shares.

On July 16, 2024, 12,000,000 options were exercised at A$0.50 per share using the cashless exercise mechanism, resulting in the issue of 3,415,759 ordinary shares.

On April 18, 2024, 33,334 options were exercised at A$0.50 per share.

Exercise of Share Rights

On March 3, 2025, 632,890 ordinary shares were issued to Directors on the vesting of share rights (See Note 28 - Share-based Payments).

Conversion of Convertible Debentures

During the year ended December 31, 2025, 60,000,000 convertible debentures held by Yorkville were converted into 201,753,472 ordinary shares (See Note 22 Unsecured Convertible Loan notes and Derivative Financial Instruments). In addition, the Company issued 783,867 ordinary shares to Yorkville as a prepayment of interest on the convertible debentures.

Placement to Philips 66 Company

During the year ended December 31, 2025, 12,771,392 ordinary shares were issued Philips 66 Company, following shareholder approval, at $0.60 per share.

Share purchase plan

During the year ended December 31, 2025, 53,887,112 ordinary shares were issued to eligible shareholders under a Share Purchase Plan at $0.60 per share.

Capital Management

The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders, benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

The capital structure of the Company includes equity attributable to equity holders, comprising of issued capital, reserves and accumulated losses. In order to maintain or adjust the capital structure, the Company may issue new shares, sell assets to reduce debt or adjust the level of activities undertaken by the company.

The Company monitors capital on the basis of cash flow requirements for operational expenditure. The Company will continue to use capital market issues to satisfy anticipated funding requirements.

The Company has no externally imposed capital requirements. The Company’s strategy for capital risk management is unchanged from prior years.